Share capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Summary of Share Capital

Voting common shares	Number of Shares	Total
As at December 31, 2018 and 2017	158,801,722	$3,007,924
Shares issued upon exercise of share options, for cash	56,644	265
Estimated fair value of share options exercised transferred from contributed surplus	—	103
Shares issued to the public	6,104,958	48,041
Share issuance cost	—	(1,770)
As at December 31, 2019	164,963,324	$3,054,563